Related Party Transactions (Details) - Schedule of Outstanding Balances Transactions with Related Parties - AUD ($)	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Key management personnel of entity or parent [member]
Current payables (purchases of goods and services)
Entities controlled by key management personnel	$ 55,000	$ 55,000	$ 77,000